Ordinary shares	12 Months Ended
Dec. 31, 2021
Ordinary shares
Ordinary shares

16. Ordinary shares

On June 29, 2021, the Company increased and reorganized the share capital, and the authorized share capital of the Company is US$500,000 divided into 5,000,000,000 shares of a par value of US$0.0001 each, of which: (i) 200,000,000 are designated as Class A ordinary shares with a par value of US$0.0001 each, (ii) 4,700,000,000 are designated as Class B ordinary shares with a par value of US$0.0001 each and (iii) 100,000,000 are not designated with a par value of US$0.0001 each.

Prior to the completion IPO, the re-designation of 21,668,178 Class B ordinary shares beneficially owned by Mr. Zheng Xu into 21,668,178 Class A ordinary shares on a one-for-one basis immediately, and the re-designation of 10,840,524 Class A ordinary shares beneficially owned by Mr. Bin Zeng into 10,840,524 Class B ordinary shares on a one-for-one basis.

In June 2021, the Company completed its IPO and 63,000,000 Class B Ordinary Shares were issued with proceeds of US$247.2 million, net of underwriter commissions and relevant offering expenses.

Each Class A Ordinary Share is entitled to twenty votes, subject to certain conditions, and is convertible into one Class B Ordinary Share at any time by the holder. Each Class B Ordinary Share is entitled to one vote and is not convertible into Class A Ordinary Shares under any circumstances.

On March 19, 2021, the Company issued 55,903,960 Class B ordinary shares to certain directors, officers and employees of the Company, among which 24,976,072 shares are issued under historical grants, while the remaining were issued as the new grants, and are subject to certain restrictions on transfer and repurchase rights as set forth in the restricted shares agreements entered into with the Company. The unvested portion under the historical grants of 1,581,296 and the new grants of 18,458,956 are not considered issued from the accounting prospective and not included in the consolidated balance sheets upon its legal issuance in 2021. Such shares will be considered as issued upon the completion of the vesting condition.